Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empower S&P Small Cap 600® Index Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Class L/MXNSX)
Average Annual Return, Percent	5.17%	6.41%	8.97%
Empower S&P Small Cap 600® Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Institutional Class/MXERX)
Average Annual Return, Percent	5.83%	7.08%	9.63%
Empower S&P Small Cap 600® Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Investor Class/MXISX)
Average Annual Return, Percent	5.55%	6.70%	9.24%
Empower Small Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Growth Fund (Institutional Class/MXMSX)
Average Annual Return, Percent	8.30%	3.56%	10.27%
Empower Small Cap Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Growth Fund (Investor Class/MXMTX)
Average Annual Return, Percent	7.81%	3.21%	9.88%
Empower Small Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Value Fund (Institutional Class/MXTFX)
Average Annual Return, Percent	4.37%	9.68%	9.18%
Empower Small Cap Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Value Fund (Investor Class/MXLSX)
Average Annual Return, Percent	4.08%	9.30%	8.79%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
S&P SmallCap 600® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Average Annual Return, Percent	6.02%	7.31%	9.81%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	12.59%	8.88%	9.27%